TRADE RECEIVABLES - Schedule of Trade Receivables Past Due to Be Impaired (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TRADE RECEIVABLES
Trade receivables	$ 211.0	$ 259.5	$ 84.0
Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	217.7	265.4	87.1
Expected credit loss:
TRADE RECEIVABLES
Trade receivables	(6.7)	(5.9)	(3.1)
Not due | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	97.4	122.3	43.4
Due in less than 30 days | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	42.6	52.1	17.9
Due between 30 and 180 days | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	62.4	76.8	23.2
Due > 180 days | Gross trade receivables:
TRADE RECEIVABLES
Trade receivables	$ 15.3	$ 14.2	$ 2.6